Contingencies and Commitments (Details) - Schedule of holds securities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Third party operations
Collections	$ 109,465	$ 83,392
Transferred financial assets managed by the Bank	16,987	18,017
Assets from third parties managed by the Bank and its affiliates	1,307,727	1,352,032
Subtotal	1,434,179	1,453,441
Custody of securities
Securities held in custody	7,022,067	11,022,790
Securities held in custody deposited in other entity	820,948	808,186
Issued securities held in custody	9,713,122	10,461,847
Subtotal	17,556,137	22,292,823
Total	$ 18,990,316	$ 23,746,264